LOAN (Narrative) (Details)	1 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Statement [Line Items]
Proceeds from loan	$ 119,565	$ 150,000
Loan, interest rate	8.00%	8.00%
Interest accrued			$ 3,188